Other Income and Expense - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text block [abstract]
Gain on sale of fixed assets	₺ 109,489	₺ 23,950	₺ 47,169
Gain on modification of lease contract	23,281	13,840	1,484
Rent income	11,960	8,839	6,522
Non-interest income from banks	8,654	12,245	2,477
Other	96,409	37,711	83,053
Other income	249,793	96,585	140,705
Litigation expenses	(313,049)	(387,352)	(303,879)
Revaluation tax expense	(156,577)
Donation expenses	(89,481)	(60,778)
Supplementary contributions to retailers	(4,492)	(46,804)
Subscriber returns		(22,722)
Restructuring cost	(5,993)	(13,051)	(91,710)
Other	(50,245)	(89,128)	(91,706)
Other expense	₺ (619,837)	₺ (619,835)	₺ (487,295)
Tax rate on revaluation of properties and depreciable economic assets	2.00%